Condensed unaudited interim consolidated statements of cash flows - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021
Condensed unaudited interim consolidated statements of cash flows
Net loss	$ (296,043)	$ (1,264,305)	$ (2,017,669)	$ (3,189,055)
Depreciation	51,478	65,381	154,435	196,144
Stock-based compensation (Note 8)	0	0	0	11,985
Accreted interest on convertible debenture (Note 5)	0	157,844	69,351	207,726
Gain on disposal of asset (Note 4)	0	0	(500,000)	0
Non-cash lease expense	39,620	37,738	(42,523)	100,391
Unrealized foreign exchange (gain) loss	(5,691)	(10,002)	(3,879)	3,681
Change in non-cash operating assets & liabilities
Trade and other receivables	0	119,255	0	566,384
Investment tax credits	0	0	0	0
Inventory	0	8,689	0	8,689
Prepaid expenses, sundry and other assets	60,316	(69,040)	(144,805)	(35,102)
Accounts payable, accrued liabilities and employee costs payable	(103,039)	(367,005)	1,249,396	116,516
Operating lease liability	(39,787)	(40,988)	43,398	(112,935)
Cash flows used in operating activities	(293,146)	(1,362,433)	(1,192,296)	(2,125,576)
Financing activities
Proceeds from private placement financing	0	0	0	3,069,448
Cost related to private placement	0	0	0	(38,220)
Cash flows provided from financing activities	0	0	0	3,031,228
Investing activities
Purchase of property and equipment	0	0	0	0
Sale of property and equipment	0	0	500,000	0
Cash flows provided from investing activities	0	0	500,000	0
(Decrease) increase in cash	(293,146)	(1,362,433)	(692,296)	905,652
Cash, beginning of period	372,795	2,470,131	771,945	202,046
Cash, ending balance	79,649	1,107,698	79,649	1,107,698
Supplemental cash flow information
Interest paid	0	0	0	0
Taxes paid	$ 0	$ 0	$ 0	$ 0